THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities
December 31, 2024

	Invesco V.I. Government Securities Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Government Money Market Portfolio	Fidelity® VIP Mid Cap Portfolio	Templeton Growth VIP Fund	Janus Henderson VIT Forty Portfolio	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Enterprise Portfolio	MFS® Growth Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	2,176,562	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	4,236,884
class INST	—	—	—	—	—	—	9,143,610	4,515,686	9,397,221	—
class S1	1,386,981	—	—	—	—	—	—	—	—	—
class SRV	—	5,462,784	6,605,706	—	17,711,760	—	—	—	—	—
class SRV2	—	—	—	6,689,729	—	—	—	—	—	—
Total investments	1,386,981	5,462,784	6,605,706	6,689,729	17,711,760	2,176,562	9,143,610	4,515,686	9,397,221	4,236,884
Receivable for fund shares sold	124	17,053	715	9,351	1,991	82	600	403	26,924	388
Other assets	—	1	—	3	1	—	1	—	—	1
Total assets	1,387,105	5,479,838	6,606,421	6,699,083	17,713,752	2,176,644	9,144,211	4,516,089	9,424,145	4,237,273

Liabilities:
Due to Sponsor Company	124	17,053	715	9,351	1,991	82	600	403	26,924	388
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	124	17,053	715	9,351	1,991	82	600	403	26,924	388

Net assets:
For contract liabilities	$1,386,981	$5,462,785	$6,605,706	$6,689,732	$17,711,761	$2,176,562	$9,143,611	$4,515,686	$9,397,221	$4,236,885

Contract Liabilities:
class None	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	2,176,562	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	4,236,885
class INST	—	—	—	—	—	—	9,143,611	4,515,686	9,397,221	—
class S1	1,386,981	—	—	—	—	—	—	—	—	—
class SRV	—	5,462,785	6,605,706	—	17,711,761	—	—	—	—	—
class SRV2	—	—	—	6,689,732	—	—	—	—	—	—
Total contract liabilities	$1,386,981	$5,462,785	$6,605,706	$6,689,732	$17,711,761	$2,176,562	$9,143,611	$4,515,686	$9,397,221	$4,236,885

Shares:
class None	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	174,404	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	57,794
class INST	—	—	—	—	—	—	159,352	62,200	111,632	—
class S1	135,580	—	—	—	—	—	—	—	—	—
class SRV	—	207,238	80,050	—	479,733	—	—	—	—	—
class SRV2	—	—	—	6,689,729	—	—	—	—	—	—
Total shares	135,580	207,238	80,050	6,689,729	479,733	174,404	159,352	62,200	111,632	57,794

Cost	$1,520,904	$4,902,961	$5,278,258	$6,689,729	$17,323,499	$2,009,023	$6,975,121	$3,219,119	$8,106,616	$3,632,207

Deferred contracts in the accumulation period:
Units owned by participants #	88,997	141,578	101,655	632,379	141,429	97,500	115,352	141,151	174,966	70,859
Minimum unit fair value #*	$14.305894	$34.933181	$58.927821	$9.962359	$85.915549	$20.557718	$57.043353	$28.683895	$45.838330	$54.425157
Maximum unit fair value #*	$15.207486	$36.764466	$62.016916	$10.207241	$112.716308	$21.758857	$77.431763	$31.594631	$53.743196	$59.851727
Contract liability	$1,337,973	$5,159,659	$6,255,977	$6,413,980	$15,635,289	$2,105,839	$8,822,587	$4,402,303	$9,214,106	$4,154,923

Contracts in payout (annuitization) period:
Units owned by participants #	3,223	8,245	5,639	27,015	18,422	3,250	4,146	3,589	3,407	1,369
Minimum unit fair value #*	$15.207486	$36.764466	$62.016916	$10.207241	$112.716308	$21.758857	$77.431763	$31.594631	$53.743196	$59.851727
Maximum unit fair value #*	$15.207486	$36.764466	$62.016916	$10.207241	$112.716308	$21.758857	$77.431763	$31.594631	$53.743196	$59.851727
Contract liability	$49,008	$303,126	$349,729	$275,752	$2,076,472	$70,723	$321,024	$113,383	$183,115	$81,962

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2024

	MFS® New Discovery Series	MFS® Total Return Series	Invesco V.I. Equity and Income Fund	Invesco V.I. American Franchise Fund	AB VPS Sustainable Global Thematic Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio	Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	Guardian Balanced Allocation VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$—	$—	$—	$—	$—	$2,508,086	$1,698,864	$25,449,656	$15,361,914	$37,303,965
class 2	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	327,930	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class INIT	1,891,288	9,447,934	—	—	—	—	—	—	—	—
class INST	—	—	—	—	—	—	—	—	—	—
class S1	—	—	845,125	3,488,781	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total investments	1,891,288	9,447,934	845,125	3,488,781	327,930	2,508,086	1,698,864	25,449,656	15,361,914	37,303,965
Receivable for fund shares sold	168	1,431	89	240	11	753	1,005	9,723	1,624	14,635
Other assets	—	—	—	—	1	1	1	1	—	1
Total assets	1,891,456	9,449,365	845,214	3,489,021	327,942	2,508,840	1,699,870	25,459,380	15,363,538	37,318,601

Liabilities:
Due to Sponsor Company	168	1,431	89	240	11	753	1,005	9,723	1,624	14,635
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	168	1,431	89	240	11	753	1,005	9,723	1,624	14,635

Net assets:
For contract liabilities	$1,891,288	$9,447,934	$845,125	$3,488,781	$327,931	$2,508,087	$1,698,865	$25,449,657	$15,361,914	$37,303,966

Contract Liabilities:
class None	$—	$—	$—	$—	$—	$2,508,087	$1,698,865	$25,449,657	$15,361,914	$37,303,966
class 2	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	327,931	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class INIT	1,891,288	9,447,934	—	—	—	—	—	—	—	—
class INST	—	—	—	—	—	—	—	—	—	—
class S1	—	—	845,125	3,488,781	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,891,288	$9,447,934	$845,125	$3,488,781	$327,931	$2,508,087	$1,698,865	$25,449,657	$15,361,914	$37,303,966

Shares:
class None	—	—	—	—	—	164,142	118,141	1,716,093	1,229,937	2,939,635
class 2	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	9,998	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class INIT	136,951	406,013	—	—	—	—	—	—	—	—
class INST	—	—	—	—	—	—	—	—	—	—
class S1	—	—	48,403	43,867	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total shares	136,951	406,013	48,403	43,867	9,998	164,142	118,141	1,716,093	1,229,937	2,939,635

Cost	$2,410,148	$9,544,665	$872,901	$2,636,645	$359,629	$2,213,124	$1,770,137	$29,844,329	$10,995,410	$29,553,004

Deferred contracts in the accumulation period:
Units owned by participants #	34,774	277,482	31,359	83,063	11,928	59,449	35,745	397,305	1,145,546	2,937,256
Minimum unit fair value #*	$51.134234	$30.853476	$25.218003	$39.651453	$26.046735	$39.929924	$42.753424	$41.227740	$12.994522	$12.104304
Maximum unit fair value #*	$53.814363	$33.661261	$26.932707	$42.219672	$27.568778	$42.469027	$48.399081	$64.593826	$13.082248	$12.268239
Contract liability	$1,858,828	$9,238,258	$836,662	$3,477,061	$327,931	$2,469,088	$1,599,711	$25,126,047	$14,979,584	$36,004,232

Contracts in payout (annuitization) period:
Units owned by participants #	603	6,229	314	278	—	928	2,204	5,010	29,225	105,943
Minimum unit fair value #*	$53.814363	$33.661261	$26.932707	$42.219672	$—	$42.023315	$44.994644	$64.593826	$13.082248	$12.268239
Maximum unit fair value #*	$53.814363	$33.661261	$26.932707	$42.219672	$—	$42.023315	$44.994644	$64.593826	$13.082248	$12.268239
Contract liability	$32,460	$209,676	$8,463	$11,720	$—	$38,999	$99,154	$323,610	$382,330	$1,299,734

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2024

	Guardian Core Fixed Income VIP Fund	Guardian Equity Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian U.S. Government Securities VIP Fund	Janus Henderson VIT Research Portfolio	Victory 500 Index VIP Series	Victory High Yield VIP Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$18,060,055	$37,428,046	$2,946,735	$1,455,424	$3,228,718	$2,049,670	$599,757	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	9,077,045	1,878,345
class INIT	—	—	—	—	—	—	—	—	—	—
class INST	—	—	—	—	—	—	—	4,801,219	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total investments	18,060,055	37,428,046	2,946,735	1,455,424	3,228,718	2,049,670	599,757	4,801,219	9,077,045	1,878,345
Receivable for fund shares sold	5,639	30,758	967	186	217	206	71	1,017	27,156	186
Other assets	—	1	1	—	—	—	—	—	—	—
Total assets	18,065,694	37,458,805	2,947,703	1,455,610	3,228,935	2,049,876	599,828	4,802,236	9,104,201	1,878,531

Liabilities:
Due to Sponsor Company	5,639	30,758	967	186	217	206	71	1,017	27,156	186
Other liabilities	1	—	—	—	—	—	1	—	—	—
Total liabilities	5,640	30,758	967	186	217	206	72	1,017	27,156	186

Net assets:
For contract liabilities	$18,060,054	$37,428,047	$2,946,736	$1,455,424	$3,228,718	$2,049,670	$599,756	$4,801,219	$9,077,045	$1,878,345

Contract Liabilities:
class None	$18,060,054	$37,428,047	$2,946,736	$1,455,424	$3,228,718	$2,049,670	$599,756	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	9,077,045	1,878,345
class INIT	—	—	—	—	—	—	—	—	—	—
class INST	—	—	—	—	—	—	—	4,801,219	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$18,060,054	$37,428,047	$2,946,736	$1,455,424	$3,228,718	$2,049,670	$599,756	$4,801,219	$9,077,045	$1,878,345

Shares:
class None	1,755,107	3,085,577	109,260	40,530	303,166	153,533	60,156	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	507,949	314,105
class INIT	—	—	—	—	—	—	—	—	—	—
class INST	—	—	—	—	—	—	—	80,829	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total shares	1,755,107	3,085,577	109,260	40,530	303,166	153,533	60,156	80,829	507,949	314,105

Cost	$17,603,010	$31,031,144	$2,049,699	$1,050,041	$3,045,650	$1,537,276	$599,024	$3,013,873	$8,850,979	$2,074,663

Deferred contracts in the accumulation period:
Units owned by participants #	1,760,759	3,094,360	225,260	115,402	306,257	159,300	61,593	99,537	182,601	65,586
Minimum unit fair value #*	$9.881257	$11.570140	$12.404847	$12.321015	$10.226961	$12.720087	$9.195992	$43.748190	$45.200177	$26.902081
Maximum unit fair value #*	$9.947949	$11.726823	$12.605521	$12.420242	$10.295985	$12.822528	$9.270058	$47.094043	$48.158173	$28.662672
Contract liability	$17,509,844	$36,241,668	$2,832,424	$1,429,576	$3,152,587	$2,039,943	$570,332	$4,639,168	$8,721,967	$1,862,004

Contracts in payout (annuitization) period:
Units owned by participants #	55,309	101,168	9,068	2,081	7,394	759	3,174	3,441	7,373	570
Minimum unit fair value #*	$9.947949	$11.726823	$12.605521	$12.420242	$10.295985	$12.822528	$9.270058	$47.094043	$48.158173	$28.662672
Maximum unit fair value #*	$9.947949	$11.726823	$12.605521	$12.420242	$10.295985	$12.822528	$9.270058	$47.094043	$48.158173	$28.662672
Contract liability	$550,210	$1,186,379	$114,312	$25,848	$76,131	$9,727	$29,424	$162,051	$355,078	$16,341

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (concluded)
December 31, 2024

	Victory RS International VIP Series	Victory RS Large Cap Alpha VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory Sophus Emerging Markets VIP Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$—	$—	$—	$—
class 2	—	—	—	—
class B	—	—	—	—
class I	11,108,953	73,244,295	16,754,573	5,478,272
class INIT	—	—	—	—
class INST	—	—	—	—
class S1	—	—	—	—
class SRV	—	—	—	—
class SRV2	—	—	—	—
Total investments	11,108,953	73,244,295	16,754,573	5,478,272
Receivable for fund shares sold	17,780	13,709	9,618	18
Other assets	1	—	—	1
Total assets	11,126,734	73,258,004	16,764,191	5,478,291

Liabilities:
Due to Sponsor Company	17,780	13,709	9,618	18
Other liabilities	—	—	1	—
Total liabilities	17,780	13,709	9,619	18

Net assets:
For contract liabilities	$11,108,954	$73,244,295	$16,754,572	$5,478,273

Contract Liabilities:
class None	$—	$—	$—	$—
class 2	—	—	—	—
class B	—	—	—	—
class I	11,108,954	73,244,295	16,754,572	5,478,273
class INIT	—	—	—	—
class INST	—	—	—	—
class S1	—	—	—	—
class SRV	—	—	—	—
class SRV2	—	—	—	—
Total contract liabilities	$11,108,954	$73,244,295	$16,754,572	$5,478,273

Shares:
class None	—	—	—	—
class 2	—	—	—	—
class B	—	—	—	—
class I	636,981	1,456,728	1,567,313	507,247
class INIT	—	—	—	—
class INST	—	—	—	—
class S1	—	—	—	—
class SRV	—	—	—	—
class SRV2	—	—	—	—
Total shares	636,981	1,456,728	1,567,313	507,247

Cost	$10,277,264	$66,078,281	$21,871,143	$6,871,738

Deferred contracts in the accumulation period:
Units owned by participants #	372,594	1,601,048	283,209	155,043
Minimum unit fair value #*	$18.166544	$26.937618	$44.115004	$32.205307
Maximum unit fair value #*	$29.829866	$45.382464	$57.762774	$41.222192
Contract liability	$10,883,967	$71,576,621	$16,252,438	$5,309,636

Contracts in payout (annuitization) period:
Units owned by participants #	7,542	36,747	8,693	4,958
Minimum unit fair value #*	$29.829866	$45.382464	$57.762774	$34.016413
Maximum unit fair value #*	$29.829866	$45.382464	$57.762774	$34.016413
Contract liability	$224,987	$1,667,674	$502,134	$168,637

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations
For the Periods Ended December 31, 2024

	Invesco V.I. Government Securities Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Government Money Market Portfolio	Fidelity® VIP Mid Cap Portfolio	Templeton Growth VIP Fund	Janus Henderson VIT Forty Portfolio	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Enterprise Portfolio	MFS® Growth Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$36,579	$91,973	$—	$362,964	$82,726	$22,110	$9,899	$33,695	$70,962	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(19,420)	(75,170)	(80,514)	(129,694)	(242,390)	(30,934)	(122,403)	(59,564)	(126,920)	(55,035)
Total expenses	(19,420)	(75,170)	(80,514)	(129,694)	(242,390)	(30,934)	(122,403)	(59,564)	(126,920)	(55,035)
Net investment income (loss)	17,159	16,803	(80,514)	233,270	(159,664)	(8,824)	(112,504)	(25,869)	(55,958)	(55,035)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(41,231)	271,573	439,234	—	1,248,532	(100,006)	485,605	362,700	476,430	249,890
Net realized gain distributions	—	320,192	—	—	2,302,061	7,567	516,681	144,523	380,973	314,760
Change in unrealized appreciation (depreciation) during the period	29,416	116,372	1,491,497	—	(798,819)	200,714	1,244,759	388,813	466,806	508,962
Net gain (loss) on investments	(11,815)	708,137	1,930,731	—	2,751,774	108,275	2,247,045	896,036	1,324,209	1,073,612
Net increase (decrease) in net assets resulting from operations	$5,344	$724,940	$1,850,217	$233,270	$2,592,110	$99,451	$2,134,541	$870,167	$1,268,251	$1,018,577

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (continued)
For the Periods Ended December 31, 2024

	MFS® New Discovery Series	MFS® Total Return Series	Invesco V.I. Equity and Income Fund	Invesco V.I. American Franchise Fund	AB VPS Sustainable Global Thematic Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio	Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	Guardian Balanced Allocation VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$250,211	$15,079	$—	$—	$44,531	$35,734	$172,474	$—	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(26,973)	(133,167)	(11,246)	(43,008)	(7,358)	(32,060)	(23,806)	(337,318)	(202,751)	(501,731)
Total expenses	(26,973)	(133,167)	(11,246)	(43,008)	(7,358)	(32,060)	(23,806)	(337,318)	(202,751)	(501,731)
Net investment income (loss)	(26,973)	117,044	3,833	(43,008)	(7,358)	12,471	11,928	(164,844)	(202,751)	(501,731)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(197,420)	79,532	(210,383)	13,542	5,587	57,781	(27,021)	(1,034,671)	713,799	1,301,016
Net realized gain distributions	—	484,386	32,360	—	1,118	199,497	37,826	2,644,339	—	—
Change in unrealized appreciation (depreciation) during the period	331,191	(43,615)	258,229	919,935	15,849	307,610	21,895	1,016,634	2,157,014	3,734,288
Net gain (loss) on investments	133,771	520,303	80,206	933,477	22,554	564,888	32,700	2,626,302	2,870,813	5,035,304
Net increase (decrease) in net assets resulting from operations	$106,798	$637,347	$84,039	$890,469	$15,196	$577,359	$44,628	$2,461,458	$2,668,062	$4,533,573

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (continued)
For the Periods Ended December 31, 2024

	Guardian Core Fixed Income VIP Fund	Guardian Equity Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian U.S. Government Securities VIP Fund	Janus Henderson VIT Research Portfolio	Victory 500 Index VIP Series	Victory High Yield VIP Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$—	$—	$—	$—	$1,383	$119,929	$175,489

Expenses:
Mortality and expense risk charges and Administrative charges	(230,703)	(513,644)	(43,490)	(24,560)	(43,189)	(27,117)	(9,139)	(61,653)	(125,839)	(25,022)
Total expenses	(230,703)	(513,644)	(43,490)	(24,560)	(43,189)	(27,117)	(9,139)	(61,653)	(125,839)	(25,022)
Net investment income (loss)	(230,703)	(513,644)	(43,490)	(24,560)	(43,189)	(27,117)	(9,139)	(60,270)	(5,910)	150,467

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	54,711	1,080,197	230,797	136,639	34,973	57,251	(25,938)	333,971	(284,554)	(57,908)
Net realized gain distributions	—	—	—	—	—	—	—	131,589	759,920	—
Change in unrealized appreciation (depreciation) during the period	193,956	2,682,273	507,563	313,600	120,560	304,796	35,067	901,543	1,549,511	37,501
Net gain (loss) on investments	248,667	3,762,470	738,360	450,239	155,533	362,047	9,129	1,367,103	2,024,877	(20,407)
Net increase (decrease) in net assets resulting from operations	$17,964	$3,248,826	$694,870	$425,679	$112,344	$334,930	$(10)	$1,306,833	$2,018,967	$130,060

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (concluded)
For the Periods Ended December 31, 2024

	Victory RS International VIP Series	Victory RS Large Cap Alpha VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory Sophus Emerging Markets VIP Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$334,337	$976,749	$—	$158,928

Expenses:
Administrative charges
Mortality and expense risk charges and Administrative charges	(156,966)	(978,552)	(220,617)	(73,447)
Total expenses	(156,966)	(978,552)	(220,617)	(73,447)
Net investment income (loss)	177,371	(1,803)	(220,617)	85,481

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	417,626	720,112	(1,501,917)	(166,112)
Net realized gain distributions	—	2,664,588	—	—
Change in unrealized appreciation (depreciation) during the period	(51,458)	10,122,313	3,367,053	291,923
Net gain (loss) on investments	366,168	13,507,013	1,865,136	125,811
Net increase (decrease) in net assets resulting from operations	$543,539	$13,505,210	$1,644,519	$211,292

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets
For the Periods Ended December 31, 2024

	Invesco V.I. Government Securities Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Government Money Market Portfolio	Fidelity® VIP Mid Cap Portfolio	Templeton Growth VIP Fund	Janus Henderson VIT Forty Portfolio	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Enterprise Portfolio	MFS® Growth Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$17,159	$16,803	$(80,514)	$233,270	$(159,664)	$(8,824)	$(112,504)	$(25,869)	$(55,958)	$(55,035)
Net realized gain (loss) on security transactions	(41,231)	271,573	439,234	—	1,248,532	(100,006)	485,605	362,700	476,430	249,890
Net realized gain distributions	—	320,192	—	—	2,302,061	7,567	516,681	144,523	380,973	314,760
Change in unrealized appreciation (depreciation) during the period	29,416	116,372	1,491,497	—	(798,819)	200,714	1,244,759	388,813	466,806	508,962
Net increase (decrease) in net assets resulting from operations	5,344	724,940	1,850,217	233,270	2,592,110	99,451	2,134,541	870,167	1,268,251	1,018,577

Unit transactions:
Purchases	18,234	31,085	12,069	113,644	38,388	4,895	16,652	28,637	25,167	22,663
Net transfers	42,553	(86,892)	692,729	2,327,917	(72,327)	16,748	(5,863)	25,976	(76,802)	145,639
Surrenders for benefit payments and fees	(303,628)	(886,400)	(1,161,797)	(1,737,526)	(4,245,073)	(246,923)	(1,317,667)	(459,084)	(1,050,344)	(421,077)
Other transactions	(25)	(1,775)	570	303	5,346	(5,956)	4,729	(2,490)	294	581
Death benefits	(4,129)	(39,781)	(97,944)	(350,387)	(164,997)	(10,253)	(25,416)	(15,639)	(29,942)	(45,162)
Net annuity transactions	20,149	112,419	214,869	(150,995)	1,744,158	5,421	(20,167)	32,836	(4,091)	(15,986)
Net increase (decrease) in net assets resulting from unit transactions	(226,846)	(871,344)	(339,504)	202,956	(2,694,505)	(236,068)	(1,347,732)	(389,764)	(1,135,718)	(313,342)
Net increase (decrease) in net assets	(221,502)	(146,404)	1,510,713	436,226	(102,395)	(136,617)	786,809	480,403	132,533	705,235

Net assets:
Beginning of period	1,608,483	5,609,189	5,094,993	6,253,506	17,814,156	2,313,179	8,356,802	4,035,283	9,264,688	3,531,650
End of period	$1,386,981	$5,462,785	$6,605,706	$6,689,732	$17,711,761	$2,176,562	$9,143,611	$4,515,686	$9,397,221	$4,236,885

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	MFS® New Discovery Series	MFS® Total Return Series	Invesco V.I. Equity and Income Fund	Invesco V.I. American Franchise Fund	AB VPS Sustainable Global Thematic Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio	Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	Guardian Balanced Allocation VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(26,973)	$117,044	$3,833	$(43,008)	$(7,358)	$12,471	$11,928	$(164,844)	$(202,751)	$(501,731)
Net realized gain (loss) on security transactions	(197,420)	79,532	(210,383)	13,542	5,587	57,781	(27,021)	(1,034,671)	713,799	1,301,016
Net realized gain distributions	—	484,386	32,360	—	1,118	199,497	37,826	2,644,339	—	—
Change in unrealized appreciation (depreciation) during the period	331,191	(43,615)	258,229	919,935	15,849	307,610	21,895	1,016,634	2,157,014	3,734,288
Net increase (decrease) in net assets resulting from operations	106,798	637,347	84,039	890,469	15,196	577,359	44,628	2,461,458	2,668,062	4,533,573

Unit transactions:
Purchases	5,858	9,896	519	1,467	542	7,718	8,801	19,408	15,218	43,945
Net transfers	2,882	15,283	9,374	165,254	(2,834)	(1,483)	(393,144)	(91,166)	(744,859)	(589,491)
Surrenders for benefit payments and fees	(246,133)	(1,393,941)	(36,966)	(312,307)	(40,381)	(299,191)	(136,517)	(3,592,127)	(1,783,123)	(4,597,027)
Other transactions	19	(148)	4	(66)	31	111	5	3,390	(295)	9,287
Death benefits	(21,633)	(81,872)	(790)	(25,151)	—	(5,259)	(75,383)	(113,229)	(103,915)	(1,360,212)
Net annuity transactions	(1,393)	(22,565)	(6,461)	1,180	—	11,944	1,047	(76,282)	83,466	487,611
Net increase (decrease) in net assets resulting from unit transactions	(260,400)	(1,473,347)	(34,320)	(169,623)	(42,642)	(286,160)	(595,191)	(3,850,006)	(2,533,508)	(6,005,887)
Net increase (decrease) in net assets	(153,602)	(836,000)	49,719	720,846	(27,446)	291,199	(550,563)	(1,388,548)	134,554	(1,472,314)

Net assets:
Beginning of period	2,044,890	10,283,934	795,406	2,767,935	355,377	2,216,888	2,249,428	26,838,205	15,227,360	38,776,280
End of period	$1,891,288	$9,447,934	$845,125	$3,488,781	$327,931	$2,508,087	$1,698,865	$25,449,657	$15,361,914	$37,303,966

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Guardian Core Fixed Income VIP Fund	Guardian Equity Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian U.S. Government Securities VIP Fund	Janus Henderson VIT Research Portfolio	Victory 500 Index VIP Series	Victory High Yield VIP Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(230,703)	$(513,644)	$(43,490)	$(24,560)	$(43,189)	$(27,117)	$(9,139)	$(60,270)	$(5,910)	$150,467
Net realized gain (loss) on security transactions	54,711	1,080,197	230,797	136,639	34,973	57,251	(25,938)	333,971	(284,554)	(57,908)
Net realized gain distributions	—	—	—	—	—	—	—	131,589	759,920	—
Change in unrealized appreciation (depreciation) during the period	193,956	2,682,273	507,563	313,600	120,560	304,796	35,067	901,543	1,549,511	37,501
Net increase (decrease) in net assets resulting from operations	17,964	3,248,826	694,870	425,679	112,344	334,930	(10)	1,306,833	2,018,967	130,060

Unit transactions:
Purchases	14,811	49,385	3,092	2,910	3,804	10,397	1,190	4,290	9,135	5,594
Net transfers	1,606,121	(769,854)	(361,008)	(496,995)	183,164	(10,760)	11,731	40,376	(991,281)	54,195
Surrenders for benefit payments and fees	(1,716,072)	(4,626,015)	(576,894)	(136,186)	(638,210)	(249,318)	(395,113)	(592,744)	(1,924,939)	(231,660)
Other transactions	(1,345)	10,300	(1,320)	21	(43)	33	37	(2,021)	(7,618)	1
Death benefits	(120,856)	(474,007)	(11,528)	—	(13,069)	(329)	(1,371)	(24,155)	(212,977)	(5,757)
Net annuity transactions	110,016	(18,520)	(2,094)	(5,221)	18,201	(1,571)	2,226	15,529	(35,219)	7,330
Net increase (decrease) in net assets resulting from unit transactions	(107,325)	(5,828,711)	(949,752)	(635,471)	(446,153)	(251,548)	(381,300)	(558,725)	(3,162,899)	(170,297)
Net increase (decrease) in net assets	(89,361)	(2,579,885)	(254,882)	(209,792)	(333,809)	83,382	(381,310)	748,108	(1,143,932)	(40,237)

Net assets:
Beginning of period	18,149,415	40,007,932	3,201,618	1,665,216	3,562,527	1,966,288	981,066	4,053,111	10,220,977	1,918,582
End of period	$18,060,054	$37,428,047	$2,946,736	$1,455,424	$3,228,718	$2,049,670	$599,756	$4,801,219	$9,077,045	$1,878,345

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2024

	Victory RS International VIP Series	Victory RS Large Cap Alpha VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory Sophus Emerging Markets VIP Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$177,371	$(1,803)	$(220,617)	$85,481
Net realized gain (loss) on security transactions	417,626	720,112	(1,501,917)	(166,112)
Net realized gain distributions	—	2,664,588	—	—
Change in unrealized appreciation (depreciation) during the period	(51,458)	10,122,313	3,367,053	291,923
Net increase (decrease) in net assets resulting from operations	543,539	13,505,210	1,644,519	211,292

Unit transactions:
Purchases	17,641	98,070	25,369	4,845
Net transfers	47,997	(1,562,366)	790,321	279,364
Surrenders for benefit payments and fees	(1,399,647)	(7,437,335)	(1,814,734)	(623,746)
Other transactions	2,593	13,146	1,866	(254)
Death benefits	(267,321)	(1,353,422)	(262,021)	(64,659)
Net annuity transactions	37,233	(75,673)	(72,362)	65,134
Net increase (decrease) in net assets resulting from unit transactions	(1,561,504)	(10,317,580)	(1,331,561)	(339,316)
Net increase (decrease) in net assets	(1,017,965)	3,187,630	312,958	(128,024)

Net assets:
Beginning of period	12,126,919	70,056,665	16,441,614	5,606,297
End of period	$11,108,954	$73,244,295	$16,754,572	$5,478,273

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets
For the Periods Ended December 31, 2023

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income/(expense)	$(14,244)	$4,121	$122,015	$(206,687)	$166,025	$102,789	$(210,037)
Net realized gain/(loss) from sale of investments	(1,580,103)	(244,064)	(384,703)	(1,540,598)	(16,519)	(338,645)	(483,135)
Reinvested realized gain distributions	5,073,074	786,594	—	—	—	—	2,697,477
Net change in unrealized appreciation/(depreciation) of investments	4,450,766	1,620,469	461,269	4,483,385	1,873,369	755,819	596,012
Net increase or decrease in net assets resulting from operations	7,929,493	2,167,120	198,581	2,736,100	2,022,875	519,963	2,600,317

Unit transactions:
Contract purchase payments	162,600	6,597	2,973	30,445	31,926	21,180	52,136
Transfers between investment divisions, net	(514,702)	113,563	(73,847)	(33,496)	(88,184)	(256,235)	(151,217)
Transfers on account of death	(412,633)	(59,832)	(2,108)	(134,466)	(84,488)	(21,334)	(165,776)
Contract fees	(31,616)	(3,928)	(685)	(6,830)	(3,351)	(2,679)	(8,142)
Transfers for annuity benefits, surrenders and partial withdrawals	(7,066,856)	(1,006,833)	(410,176)	(1,447,965)	(1,427,453)	(433,847)	(1,526,233)
Transfers-rider fees and other	(1,998)	(159)	30	(801)	(3,311)	190	(790)
Net increase/(decrease) from contract transactions	(7,865,205)	(950,592)	(483,813)	(1,593,113)	(1,574,861)	(692,725)	(1,800,022)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	—
Net increase or decrease in net assets	64,288	1,216,528	(285,232)	1,142,987	448,014	(172,762)	800,295

Net Assets:
Beginning of year	69,992,377	9,004,449	2,203,814	15,298,627	11,678,905	5,779,059	26,037,910
End of year	$70,056,665	$10,220,977	$1,918,582	$16,441,614	$12,126,919	$5,606,297	$26,838,205

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I	Invesco V.I. Government Securities Fund Series I	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio	Davis Real Estate Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income/(expense)	$(36,218)	$5,574	$12,268	$(5,168)	$17,582	$25,323
Net realized gain/(loss) from sale of investments	(39,874)	58,274	(67,599)	(2,384)	(48,228)	(11,558)
Reinvested realized gain distributions	55,085	45,572	—	22,126	90,867	—
Net change in unrealized appreciation/(depreciation) of investments	874,196	(39,779)	106,184	30,739	213,132	177,317
Net increase or decrease in net assets resulting from operations	853,189	69,641	50,853	45,313	273,353	191,082

Unit transactions:
Contract purchase payments	3,201	5,999	33,006	660	3,945	11,013
Transfers between investment divisions, net	(6,327)	(87,004)	315,782	13,806	(12,456)	(118,587)
Transfers on account of death	—	(22,325)	(18,908)	(334)	(15,599)	—
Contract fees	(1,495)	(449)	(1,004)	(211)	(1,042)	(1,284)
Transfers for annuity benefits, surrenders and partial withdrawals	(419,400)	(75,869)	(446,667)	(27,043)	(86,254)	(172,933)
Transfers-rider fees and other	(641)	3	646	22	46	12
Net increase/(decrease) from contract transactions	(424,662)	(179,645)	(117,145)	(13,100)	(111,360)	(281,779)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—
Net increase or decrease in net assets	428,527	(110,004)	(66,292)	32,213	161,993	(90,697)

Net Assets:
Beginning of year	2,339,408	905,410	1,674,775	323,164	2,054,895	2,340,125
End of year	$2,767,935	$795,406	$1,608,483	$355,377	$2,216,888	$2,249,428

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Fidelity VIP Equity-Income Portfolio Service Class	Fidelity VIP Growth Opportunities Portfolio Service Class	Fidelity VIP Mid Cap Portfolio Service Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income/(expense)	$26,456	$(62,269)	$(139,806)	$215,628	$43,902	$(104,353)	$(89,325)	$(45,476)	$(17,561)
Net realized gain/(loss) from sale of investments	192,734	89,361	14,231	—	(23,882)	185,719	210,697	104,607	448,319
Reinvested realized gain distributions	159,391	—	469,470	—	—	614,480	—	—	117,349
Net change in unrealized appreciation/(depreciation) of investments	100,477	1,599,447	1,835,235	—	374,140	682,328	2,330,129	1,205,391	355,944
Net increase or decrease in net assets resulting from operations	479,058	1,626,539	2,179,130	215,628	394,160	1,378,174	2,451,501	1,264,522	904,051

Unit transactions:
Contract purchase payments	34,450	6,862	60,346	29,276	5,279	29,028	9,849	3,293	33,380
Transfers between investment divisions, net	49,098	62,921	68,864	799,714	13,765	60,761	40,787	20,641	(45,081)
Transfers on account of death	(76,034)	(121)	(78,058)	(624,368)	(2,381)	(78,297)	(37,922)	(45,920)	(50,518)
Contract fees	(2,772)	(2,427)	(8,007)	(5,963)	(817)	(6,759)	(4,562)	(2,604)	(2,697)
Transfers for annuity benefits, surrenders and partial withdrawals	(638,531)	(473,937)	(1,661,897)	(1,660,528)	(199,669)	(722,035)	(930,144)	(397,163)	(667,177)
Transfers-rider fees and other	(226)	(668)	104	625,188	50	(197)	(328)	(43)	91
Net increase/(decrease) from contract transactions	(634,015)	(407,370)	(1,618,648)	(836,681)	(183,773)	(717,499)	(922,320)	(421,796)	(732,002)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	(488,383)	—	—	—	—	—
Net increase or decrease in net assets	(154,957)	1,219,169	560,482	(1,109,436)	210,387	660,675	1,529,181	842,726	172,049

Net Assets:
Beginning of year	5,764,146	3,875,824	17,253,674	7,362,942	2,102,792	8,604,013	6,827,621	3,210,385	3,863,234
End of year	$5,609,189	$5,094,993	$17,814,156	$6,253,506	$2,313,179	$9,264,688	$8,356,802	$4,053,111	$4,035,283

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	MFS Growth Series Initial Class	MFS New Discovery Series Initial Class	MFS Total Return Series Initial Class	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian U.S. Government Securities VIP Fund	Guardian All Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income/(expense)	$(45,045)	$(26,856)	$70,165	$(41,160)	$(20,605)	$(12,958)	$(186,644)	$(27,450)
Net realized gain/(loss) from sale of investments	109,110	(153,116)	(16,047)	(32,954)	(17,942)	(12,877)	83,765	3,506
Reinvested realized gain distributions	257,685	—	428,418	—	—	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	627,343	422,923	394,616	691,341	481,072	50,546	2,910,592	362,486
Net increase or decrease in net assets resulting from operations	949,093	242,951	877,152	617,227	442,525	24,711	2,807,713	338,542

Unit transactions:
Contract purchase payments	23,254	6,083	12,498	3,899	3,317	9,850	16,574	32,154
Transfers between investment divisions, net	(99)	22,770	(45,835)	(44,836)	342,202	9,489	(38,480)	10,045
Transfers on account of death	(46,238)	(15,105)	(57,372)	(1,571)	—	(1,061)	(83,303)	(23,861)
Contract fees	(2,214)	(1,154)	(4,864)	(1,207)	(501)	(502)	(3,789)	(849)
Transfers for annuity benefits, surrenders and partial withdrawals	(256,639)	(193,688)	(1,007,839)	(253,004)	(61,973)	(68,032)	(1,269,328)	(408,834)
Transfers-rider fees and other	83	26	317	250	5	646	(1,090)	—
Net increase/(decrease) from contract transactions	(281,853)	(181,068)	(1,103,095)	(296,469)	283,050	(49,610)	(1,379,416)	(391,345)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	—	—
Net increase or decrease in net assets	667,240	61,883	(225,943)	320,758	725,575	(24,899)	1,428,297	(52,803)

Net Assets:
Beginning of year	2,864,410	1,983,007	10,509,877	2,880,860	939,641	1,005,965	13,799,063	2,019,091
End of year	$3,531,650	$2,044,890	$10,283,934	$3,201,618	$1,665,216	$981,066	$15,227,360	$1,966,288

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2023

	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income/(expense)	$(238,941)	$(45,660)	$(488,996)	$(521,971)
Net realized gain/(loss) from sale of investments	(43,571)	(3,689)	92,107	150,252
Reinvested realized gain distributions	—	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	1,030,767	146,972	6,096,632	2,635,949
Net increase or decrease in net assets resulting from operations	748,255	97,623	5,699,743	2,264,230

Unit transactions:
Contract purchase payments	34,725	3,829	49,258	98,945
Transfers between investment divisions, net	144,778	(6,821)	(298,353)	(437,228)
Transfers on account of death	(121,295)	(17,807)	(305,823)	(239,075)
Contract fees	(4,217)	(389)	(13,442)	(17,145)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,725,884)	(198,907)	(3,052,160)	(3,729,768)
Transfers-rider fees and other	968	(5)	87	246
Net increase/(decrease) from contract transactions	(1,670,925)	(220,100)	(3,620,433)	(4,324,025)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—
Net increase or decrease in net assets	(922,670)	(122,477)	2,079,310	(2,059,795)

Net Assets:
Beginning of year	19,072,085	3,685,004	36,696,970	42,067,727
End of year	$18,149,415	$3,562,527	$38,776,280	$40,007,932

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT E
The Guardian Insurance & Annuity Company, Inc.
Notes to Financial Statements
December 31, 2024

1. Organization:

The Guardian Separate Account E (the “Account”) is a separate investment account established by The Guardian Insurance & Annuity Company, Inc. (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Delaware and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Holdings, L.P. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

The Account is comprised of the following Sub-Accounts:

Invesco V.I. Government Securities Fund, Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Growth Opportunities Portfolio, Fidelity® VIP Government Money Market Portfolio, Fidelity® VIP Mid Cap Portfolio, Templeton Growth VIP Fund, Janus Henderson VIT Forty Portfolio, Janus Henderson VIT Global Research Portfolio, Janus Henderson VIT Enterprise Portfolio, MFS® Growth Series, MFS® New Discovery Series, MFS® Total Return Series, Invesco V.I. Equity and Income Fund, Invesco V.I. American Franchise Fund, AB VPS Sustainable Global Thematic Portfolio, Davis Financial Portfolio, Davis Real Estate Portfolio, Gabelli Capital Asset Fund, Guardian All Cap Core VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Strategic Large Cap Core VIP Fund, Guardian U.S. Government Securities VIP Fund, Janus Henderson VIT Research Portfolio, Victory 500 Index VIP Series, Victory High Yield VIP Series, Victory RS International VIP Series, Victory RS Large Cap Alpha VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory Sophus Emerging Markets VIP Series.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2024 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2024, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2024 and 2023.

g) Accounting for Uncertain Tax Positions - Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2024.

h) In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a current maximum annual fee of 1.05% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a current maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a current maximum of $35 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Earnings Benefit Rider (EBR) charges current maximum of 0.25%
7 Year Enhanced Death Benefit Rider (EDBR) charges current maximum of 0.20%
Contract Anniversary Enhanced Death Benefit Rider (CAEDBR) charges current maximum of 0.25%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Transactions with Related Parties - The Sponsor and its affiliates may receive fees from funds for services provided.

     Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (*VCM*) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM's Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

Guardian Integrated Research VIP Fund
Guardian Large Cap Disciplined Growth VIP Fund
Guardian U.S. Government Securities VIP Fund
Guardian All Cap Core VIP Fund
Guardian Strategic Large Cap Core VIP Fund
Guardian Core Fixed Income VIP Fund
Guardian Short Duration Bond VIP Fund
Guardian Balanced Allocation VIP Fund
Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., Davis Selected Advisers, LP, Fidelity Management & Research Company, Templeton Global Advisers Limited, Janus Henderson Group PLC, and Massachusetts Financial Services Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in "Mortality and expense risk charges" in the Statements of Operations.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco V.I. Government Securities Fund	$166,553	$382,483
Fidelity® VIP Equity-Income Portfolio	$649,039	$1,189,804
Fidelity® VIP Growth Opportunities Portfolio	$837,780	$1,264,449
Fidelity® VIP Government Money Market Portfolio	$2,806,655	$4,007,814
Fidelity® VIP Mid Cap Portfolio	$4,057,780	$4,618,975
Templeton Growth VIP Fund	$331,119	$574,069
Janus Henderson VIT Forty Portfolio	$717,113	$1,667,570
Janus Henderson VIT Global Research Portfolio	$409,117	$686,533
Janus Henderson VIT Enterprise Portfolio	$642,335	$1,460,490
MFS® Growth Series	$603,870	$663,156
MFS® New Discovery Series	$135,593	$428,541
MFS® Total Return Series	$842,566	$1,722,015
Invesco V.I. Equity and Income Fund	$65,927	$69,425
Invesco V.I. American Franchise Fund	$335,615	$554,337
AB VPS Sustainable Global Thematic Portfolio	$4,805	$59,097
Davis Financial Portfolio	$322,840	$402,598
Davis Real Estate Portfolio	$164,603	$716,409
Gabelli Capital Asset Fund	$2,950,963	$4,332,153
Guardian All Cap Core VIP Fund	$214,708	$2,959,093
Guardian Balanced Allocation VIP Fund	$866,827	$7,387,272
Guardian Core Fixed Income VIP Fund	$2,016,560	$2,362,933
Guardian Equity Income VIP Fund	$926,977	$7,282,104
Guardian Integrated Research VIP Fund	$71,922	$1,071,219
Guardian Large Cap Disciplined Growth VIP Fund	$101,373	$766,771
Guardian Short Duration Bond VIP Fund	$403,943	$899,700
Guardian Strategic Large Cap Core VIP Fund	$37,615	$321,821
Guardian U.S. Government Securities VIP Fund	$87,595	$483,831
Janus Henderson VIT Research Portfolio	$303,662	$797,447
Victory 500 Index VIP Series	$1,248,009	$3,663,892
Victory High Yield VIP Series	$620,861	$646,744
Victory RS International VIP Series	$746,808	$2,138,635
Victory RS Large Cap Alpha VIP Series	$4,326,652	$11,999,048
Victory RS Small Cap Growth Equity VIP Series	$1,018,687	$2,579,549
Victory Sophus Emerging Markets VIP Series	$582,507	$842,616

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Invesco V.I. Government Securities Fund	5,453	21,780	(16,327)
Fidelity® VIP Equity-Income Portfolio	2,447	30,025	(27,578)
Fidelity® VIP Growth Opportunities Portfolio	13,475	23,319	(9,844)
Fidelity® VIP Government Money Market Portfolio	174,070	220,378	(46,308)
Fidelity® VIP Mid Cap Portfolio	508	40,659	(40,151)
Templeton Growth VIP Fund	3,023	13,556	(10,533)
Janus Henderson VIT Forty Portfolio	1,010	19,541	(18,531)
Janus Henderson VIT Global Research Portfolio	2,546	16,805	(14,259)
Janus Henderson VIT Enterprise Portfolio	2,932	25,281	(22,349)
MFS® Growth Series	3,681	8,527	(4,846)
MFS® New Discovery Series	2,011	6,938	(4,927)
MFS® Total Return Series	2,656	46,903	(44,247)
Invesco V.I. Equity and Income Fund	582	1,639	(1,057)
Invesco V.I. American Franchise Fund	7,024	11,858	(4,834)
AB VPS Sustainable Global Thematic Portfolio	59	1,571	(1,512)
Davis Financial Portfolio	279	8,348	(8,069)
Davis Real Estate Portfolio	367	8,170	(7,803)
Gabelli Capital Asset Fund	1,461	64,179	(62,718)
Guardian All Cap Core VIP Fund	1,205	212,540	(211,335)
Guardian Balanced Allocation VIP Fund	4,156	555,896	(551,740)
Guardian Core Fixed Income VIP Fund	181,780	203,844	(22,064)
Guardian Equity Income VIP Fund	27,366	536,527	(509,161)
Guardian Integrated Research VIP Fund	1,699	82,708	(81,009)
Guardian Large Cap Disciplined Growth VIP Fund	8,771	61,527	(52,756)
Guardian Short Duration Bond VIP Fund	32,359	78,035	(45,676)
Guardian Strategic Large Cap Core VIP Fund	5,431	26,662	(21,231)
Guardian U.S. Government Securities VIP Fund	1,398	42,807	(41,409)
Janus Henderson VIT Research Portfolio	2,360	16,214	(13,854)
Victory 500 Index VIP Series	583	62,005	(61,422)
Victory High Yield VIP Series	3,404	9,748	(6,344)
Victory RS International VIP Series	9,477	65,247	(55,770)
Victory RS Large Cap Alpha VIP Series	5,070	244,646	(239,576)
Victory RS Small Cap Growth Equity VIP Series	17,351	41,823	(24,472)
Victory Sophus Emerging Markets VIP Series	9,163	21,050	(11,887)

The changes in units outstanding for the period ended December 31, 2023 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Victory RS Large Cap Alpha VIP Series	6,262	233,183	(226,921)
Victory 500 Index VIP Series	4,439	27,413	(22,974)
Victory High Yield VIP Series	4,396	21,551	(17,155)
Victory RS Small Cap Growth Equity VIP Series	2,863	35,324	(32,461)
Victory RS International VIP Series	4,495	66,917	(62,422)
Victory Sophus Emerging Markets VIP Series	1,643	24,078	(22,435)
Gabelli Capital Asset Fund	3,348	37,769	(34,421)
Invesco V.I. American Franchise Fund Series I	546	15,999	(15,453)
Invesco V.I. Equity & Income Fund	276	8,203	(7,927)
Invesco V.I. Government Securities Fund Series I	27,719	33,605	(5,886)
AB Sustainable Global Thematic Portfolio Class B	600	1,122	(522)
Davis Financial Portfolio	135	3,680	(3,545)
Davis Real Estate Portfolio	280	7,171	(6,891)
Fidelity VIP Equity-Income Portfolio Service Class	10,385	28,304	(17,919)
Fidelity VIP Growth Opportunities Portfolio Service Class	2,021	12,393	(10,372)
Fidelity VIP Mid Cap Portfolio Service Class	2,003	20,154	(18,151)
Fidelity VIP Government Money Market Portfolio Service Class 2	150,395	234,633	(84,238)
Templeton Growth VIP Fund Class 2	1,589	10,800	(9,211)
Janus Henderson Enterprise Portfolio Institutional Shares	2,372	18,624	(16,252)
Janus Henderson Forty Portfolio Institutional Shares	1,274	19,140	(17,866)
Janus Henderson Research Portfolio Institutional Shares	2,353	15,980	(13,627)
Janus Henderson Global Research Portfolio Institutional Shares	1,565	33,005	(31,440)
MFS Growth Series Initial Class	588	7,624	(7,036)
MFS New Discovery Series Initial Class	607	4,502	(3,895)
MFS Total Return Series Initial Class	2,232	36,803	(34,571)
Guardian Integrated Research VIP Fund	432	32,201	(31,769)
Guardian Large Cap Disciplined Growth VIP Fund	46,272	10,333	35,939
Guardian U.S. Government Securities VIP Fund	3,618	7,411	(3,793)
Guardian All Cap Core VIP Fund	1,583	137,859	(136,276)
Guardian Strategic Large Cap Core VIP Fund	6,097	45,500	(39,403)
Guardian Core Fixed Income VIP Fund	44,094	208,958	(164,864)
Guardian Short Duration Bond VIP Fund	815	23,042	(22,227)
Guardian Balanced Allocation VIP Fund	4,883	357,004	(352,121)
Guardian Equity Income VIP Fund	9,944	425,379	(415,435)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2024. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Government Securities Fund
2024	92,220	$14.305894	to	$15.207486	$1,386,981	1.25%	to	1.50%	2.45%	to	2.46%	0.19%	to	0.44%
2023	105,324	$14.278384	to	$15.140192	$1,608,483	1.25%	to	1.50%	4.11%	to	4.11%	3.06%	to	3.31%
2022	111,210	$13.855101	to	$14.654644	$1,674,775	1.25%	to	1.50%	3.91%	to	3.91%	(11.64)%	to	(11.41)%
2021	121,422	$15.021766	to	$16.542877	$2,045,405	1.25%	to	1.70%	5.55%	to	5.55%	(3.92)%	to	(3.49)%
2020	277,266	$15.635076	to	$17.140889	$4,084,940	1.25%	to	1.70%	2.29%	to	2.29%	4.47%	to	4.94%
Fidelity® VIP Equity-Income Portfolio
2024	149,823	$35.289336	to	$36.764466	$5,462,785	1.25%	to	1.75%	1.53%	to	1.65%	13.23%	to	13.80%
2023	169,156	$31.165784	to	$32.305990	$5,609,189	1.25%	to	1.75%	1.80%	to	1.80%	8.61%	to	9.15%
2022	187,075	$28.695741	to	$29.597074	$5,764,146	1.25%	to	1.75%	1.69%	to	1.69%	(6.74)%	to	(6.27)%
2021	224,644	$30.770528	to	$31.578460	$7,367,466	1.25%	to	1.75%	2.01%	to	2.01%	22.65%	to	23.27%
2020	254,143	$25.087574	to	$25.617792	$6,463,738	1.25%	to	1.75%	1.71%	to	1.71%	4.68%	to	5.21%
Fidelity® VIP Growth Opportunities Portfolio
2024	107,294	$60.688403	to	$62.016916	$6,605,706	1.25%	to	1.50%	—%	to	—%	36.68%	to	37.02%
2023	111,499	$44.402512	to	$45.260844	$5,094,993	1.25%	to	1.50%	—%	to	—%	43.33%	to	43.69%
2022	121,871	$30.978327	to	$31.498283	$3,875,824	1.25%	to	1.50%	—%	to	—%	(39.14)%	to	(38.99)%
2021	148,060	$50.900132	to	$51.624893	$7,711,785	1.25%	to	1.50%	—%	to	—%	10.15%	to	10.43%
2020	179,142	$46.208346	to	$46.749166	$8,328,146	1.25%	to	1.50%	0.01%	to	0.01%	65.97%	to	66.38%
Fidelity® VIP Government Money Market Portfolio
2024	659,394	$9.962359	to	$10.207241	$6,689,732	1.25%	to	1.50%	4.75%	to	4.76%	3.27%	to	3.52%
2023	678,687	$9.647352	to	$9.859714	$6,253,506	1.25%	to	1.50%	4.52%	to	4.52%	3.06%	to	3.32%
2022	762,925	$9.217518	to	$9.542749	$7,362,942	1.25%	to	1.70%	1.28%	to	1.28%	(0.46)%	to	(0.01)%
2021	669,060	$9.260465	to	$9.544107	$6,470,424	1.25%	to	1.70%	0.01%	to	0.01%	(1.69)%	to	(1.25)%
2020	863,946	$9.419959	to	$9.664840	$8,324,808	1.25%	to	1.70%	0.23%	to	0.23%	(1.47)%	to	(1.03)%
Fidelity® VIP Mid Cap Portfolio
2024	159,851	$85.915549	to	$112.716308	$17,711,761	1.25%	to	1.75%	0.46%	to	0.47%	15.30%	to	15.88%
2023	181,580	$74.512823	to	$97.267184	$17,814,156	1.25%	to	1.75%	0.50%	to	0.50%	13.00%	to	13.57%
2022	199,731	$65.940977	to	$85.647971	$17,253,674	1.25%	to	1.75%	0.39%	to	0.39%	(16.34)%	to	(15.92)%
2021	225,785	$78.819560	to	$101.863885	$23,285,618	1.25%	to	1.75%	0.60%	to	0.60%	23.32%	to	23.94%
2020	271,553	$63.915330	to	$82.189845	$21,959,241	1.25%	to	1.75%	0.56%	to	0.56%	15.98%	to	16.56%
Templeton Growth VIP Fund
2024	100,750	$20.557718	to	$21.758857	$2,176,562	1.25%	to	1.50%	0.94%	to	0.95%	3.82%	to	4.08%
2023	108,033	$19.801052	to	$20.905431	$2,313,179	1.25%	to	1.50%	3.33%	to	3.33%	19.20%	to	19.50%
2022	117,244	$15.773531	to	$17.494471	$2,102,792	1.25%	to	1.75%	0.16%	to	0.16%	(13.05)%	to	(12.61)%
2021	129,224	$18.140154	to	$20.018790	$2,654,441	1.25%	to	1.75%	1.43%	to	1.43%	3.04%	to	3.56%
2020	148,908	$17.604381	to	$19.330511	$2,853,403	1.25%	to	1.75%	2.96%	to	2.96%	3.95%	to	4.47%
Janus Henderson VIT Forty Portfolio
2024	119,498	$57.043353	to	$77.431763	$9,143,611	1.25%	to	1.75%	0.11%	to	0.12%	26.22%	to	26.86%
2023	133,883	$45.192297	to	$61.037830	$8,356,802	1.25%	to	1.75%	0.19%	to	0.19%	37.52%	to	38.21%
2022	151,749	$32.861300	to	$44.161829	$6,827,621	1.25%	to	1.75%	0.17%	to	0.17%	(34.71)%	to	(34.38)%
2021	183,967	$50.332685	to	$67.303154	$12,582,234	1.25%	to	1.75%	0.74%	to	0.74%	20.76%	to	21.36%
2020	230,149	$41.681416	to	$55.456768	$12,605,036	1.25%	to	1.75%	0.69%	to	0.69%	36.97%	to	37.65%
Janus Henderson VIT Global Research Portfolio
2024	144,740	$28.683895	to	$31.594631	$4,515,686	1.25%	to	1.50%	0.75%	to	0.76%	21.73%	to	22.03%
2023	155,410	$23.563834	to	$25.889981	$4,035,283	1.25%	to	1.50%	0.91%	to	0.91%	24.88%	to	25.19%
2022	186,850	$18.869059	to	$20.679945	$3,863,234	1.25%	to	1.50%	1.60%	to	1.60%	(20.62)%	to	(20.42)%
2021	211,334	$23.770076	to	$25.986137	$5,486,019	1.25%	to	1.50%	0.65%	to	0.65%	16.32%	to	16.61%
2020	238,818	$20.434586	to	$22.283875	$5,247,347	1.25%	to	1.50%	0.81%	to	0.81%	18.26%	to	18.56%
Janus Henderson VIT Enterprise Portfolio
2024	178,373	$45.838330	to	$53.743196	$9,397,221	1.25%	to	1.50%	0.74%	to	0.74%	13.87%	to	14.16%
2023	197,315	$40.254434	to	$47.078071	$9,264,688	1.25%	to	1.50%	0.16%	to	0.16%	16.30%	to	16.60%
2022	213,567	$34.611210	to	$40.377081	$8,604,013	1.25%	to	1.50%	0.37%	to	0.37%	(17.20)%	to	(16.99)%
2021	238,308	$41.800577	to	$48.642161	$11,631,292	1.25%	to	1.50%	0.40%	to	0.40%	15.08%	to	15.37%
2020	289,390	$36.322338	to	$42.161650	$11,996,103	1.25%	to	1.50%	0.11%	to	0.11%	17.68%	to	17.98%
MFS® Growth Series
2024	72,228	$54.425157	to	$59.851727	$4,236,885	1.25%	to	1.50%	—%	to	—%	29.49%	to	29.82%
2023	75,705	$42.029303	to	$46.104116	$3,531,650	1.25%	to	1.50%	—%	to	—%	33.83%	to	34.17%
2022	82,741	$31.404795	to	$34.363482	$2,864,410	1.25%	to	1.50%	—%	to	—%	(32.66)%	to	(32.49)%
2021	88,816	$46.635625	to	$50.901479	$4,555,713	1.25%	to	1.50%	—%	to	—%	21.68%	to	21.99%
2020	106,148	$38.325048	to	$41.726202	$4,355,121	1.25%	to	1.50%	—%	to	—%	29.88%	to	30.20%
MFS® New Discovery Series
2024	35,377	$52.085449	to	$53.814363	$1,891,288	1.25%	to	1.50%	—%	to	—%	5.12%	to	5.39%
2023	39,701	$49.547864	to	$51.064205	$2,044,890	1.25%	to	1.50%	—%	to	—%	12.70%	to	12.98%
2022	43,596	$43.964401	to	$45.196637	$1,983,007	1.25%	to	1.50%	—%	to	—%	(30.81)%	to	(30.64)%
2021	46,776	$63.541921	to	$65.159379	$3,068,924	1.25%	to	1.50%	—%	to	—%	0.28%	to	0.53%
2020	52,371	$63.366878	to	$64.817417	$3,368,847	1.25%	to	1.50%	—%	to	—%	43.70%	to	44.06%
MFS® Total Return Series
2024	283,711	$30.853476	to	$33.661261	$9,447,934	1.25%	to	1.75%	2.37%	to	2.48%	5.87%	to	6.40%
2023	321,729	$29.143078	to	$31.636029	$10,283,934	1.25%	to	1.75%	2.01%	to	2.01%	8.52%	to	9.06%
2022	356,300	$26.855435	to	$29.007143	$10,509,877	1.25%	to	1.75%	1.69%	to	1.69%	(11.16)%	to	(10.71)%
2021	405,213	$30.228561	to	$32.487436	$13,352,782	1.25%	to	1.75%	2.17%	to	2.17%	12.13%	to	12.69%
2020	477,231	$26.959151	to	$28.829053	$13,622,652	1.25%	to	1.75%	2.26%	to	2.26%	7.89%	to	8.44%
Invesco V.I. Equity and Income Fund
2024	31,673	$25.218003	to	$26.932707	$845,125	1.25%	to	1.50%	1.80%	to	1.82%	10.44%	to	10.72%
2023	32,416	$22.834568	to	$24.326101	$795,406	1.25%	to	1.50%	1.99%	to	1.99%	8.90%	to	9.17%
2022	40,343	$20.968243	to	$22.282037	$905,410	1.25%	to	1.50%	1.67%	to	1.67%	(8.90)%	to	(8.67)%
2021	45,535	$23.015490	to	$24.396401	$1,127,075	1.25%	to	1.50%	4.66%	to	4.66%	12.28%	to	12.56%
2020	55,636	$20.498508	to	$21.674110	$1,191,800	1.25%	to	1.50%	1.90%	to	1.90%	(2.97)%	to	(2.73)%
Invesco V.I. American Franchise Fund
2024	83,341	$39.651453	to	$42.219672	$3,488,781	1.25%	to	1.50%	—%	to	—%	32.86%	to	33.20%
2023	87,897	$29.843547	to	$31.696897	$2,767,935	1.25%	to	1.50%	—%	to	—%	38.82%	to	39.17%
2022	103,350	$21.498371	to	$22.776431	$2,339,408	1.25%	to	1.50%	—%	to	—%	(32.15)%	to	(31.97)%
2021	110,292	$31.682889	to	$33.482385	$3,670,311	1.25%	to	1.50%	—%	to	—%	10.25%	to	10.53%
2020	130,542	$28.736936	to	$30.293211	$3,911,941	1.25%	to	1.50%	0.07%	to	0.07%	40.22%	to	40.57%
AB VPS Sustainable Global Thematic Portfolio
2024	11,928	$26.046735	to	$27.568778	$327,931	1.25%	to	1.50%	—%	to	—%	4.37%	to	4.63%
2023	13,440	$24.956337	to	$26.348434	$355,377	1.25%	to	1.50%	0.03%	to	0.03%	13.97%	to	14.26%
2022	13,962	$21.897066	to	$23.060722	$323,164	1.25%	to	1.50%	—%	to	—%	(28.26)%	to	(28.08)%
2021	17,723	$30.522270	to	$32.063832	$569,591	1.25%	to	1.50%	—%	to	—%	20.74%	to	21.04%
2020	23,311	$25.279903	to	$26.490350	$616,339	1.25%	to	1.50%	0.46%	to	0.46%	37.00%	to	37.34%
Davis Financial Portfolio
2024	60,377	$42.023315	to	$42.469027	$2,508,087	1.25%	to	1.50%	1.72%	to	1.92%	27.55%	to	27.87%
2023	67,518	$32.862853	to	$33.294798	$2,216,888	1.25%	to	1.50%	2.22%	to	2.22%	13.57%	to	13.85%
2022	71,063	$28.864538	to	$29.317214	$2,054,895	1.25%	to	1.50%	1.66%	to	1.66%	(9.90)%	to	(9.67)%
2021	88,234	$31.955426	to	$32.537957	$2,828,484	1.25%	to	1.50%	1.62%	to	1.62%	28.59%	to	28.91%
2020	80,719	$24.789461	to	$25.304580	$1,983,367	1.25%	to	1.50%	1.50%	to	1.50%	(7.40)%	to	(7.17)%
Davis Real Estate Portfolio
2024	37,949	$44.994644	to	$48.399081	$1,698,865	1.25%	to	1.75%	1.86%	to	1.95%	3.08%	to	3.60%
2023	43,548	$43.430357	to	$46.951515	$2,249,428	1.25%	to	1.75%	2.49%	to	2.49%	8.73%	to	9.27%
2022	50,439	$39.745523	to	$43.183543	$2,340,125	1.25%	to	1.75%	1.59%	to	1.59%	(28.08)%	to	(27.72)%
2021	65,418	$54.986984	to	$60.043541	$4,082,718	1.25%	to	1.75%	1.37%	to	1.37%	39.51%	to	40.21%
2020	73,956	$39.217813	to	$43.039002	$2,890,071	1.25%	to	1.75%	1.98%	to	1.98%	(9.69)%	to	(9.23)%
Gabelli Capital Asset Fund
2024	402,315	$41.227740	to	$64.593826	$25,449,657	1.25%	to	1.75%	0.66%	to	0.67%	9.36%	to	9.91%
2023	460,023	$37.700083	to	$58.771098	$26,838,205	1.25%	to	1.75%	0.49%	to	0.49%	9.91%	to	10.46%
2022	494,444	$34.302160	to	$53.207061	$26,037,910	1.25%	to	1.75%	0.42%	to	0.42%	(14.44)%	to	(14.01)%
2021	565,441	$40.092074	to	$61.877249	$34,655,565	1.25%	to	1.75%	0.56%	to	0.56%	18.38%	to	18.97%
2020	619,793	$33.867024	to	$52.008734	$31,428,761	1.25%	to	1.75%	0.17%	to	0.17%	4.48%	to	5.01%
Guardian All Cap Core VIP Fund
2024	1,174,771	$12.994522	to	$13.082248	$15,361,914	1.25%	to	1.50%	—%	to	—%	18.29%	to	18.59%
2023	1,356,881	$10.984914	to	$11.031347	$15,227,360	1.25%	to	1.50%	—%	to	—%	21.09%	to	21.40%
2022♦	1,493,157	$9.071529	to	$9.087102	$13,799,063	1.25%	to	1.50%	—%	to	—%	(9.28)%	to	(9.13)%
Guardian Balanced Allocation VIP Fund
2024	3,043,199	$12.104304	to	$12.268239	$37,303,966	1.25%	to	1.75%	—%	to	—%	11.82%	to	12.39%
2023	3,488,996	$10.824518	to	$10.916195	$38,776,280	1.25%	to	1.75%	—%	to	—%	15.81%	to	16.39%
2022♦	3,841,117	$9.346711	to	$9.378816	$36,696,970	1.25%	to	1.75%	—%	to	—%	(6.53)%	to	(6.21)%
Guardian Core Fixed Income VIP Fund
2024	1,816,068	$9.881257	to	$9.947949	$18,060,054	1.25%	to	1.50%	—%	to	—%	(0.04)%	to	0.21%
2023	1,782,823	$9.885574	to	$9.927347	$18,149,415	1.25%	to	1.50%	—%	to	—%	3.94%	to	4.20%
2022♦	1,947,687	$9.498174	to	$9.527550	$19,072,085	1.25%	to	1.70%	—%	to	—%	(5.02)%	to	(4.72)%
Guardian Equity Income VIP Fund
2024	3,195,528	$11.570140	to	$11.726823	$37,428,047	1.25%	to	1.75%	—%	to	—%	8.15%	to	8.69%
2023	3,603,521	$10.698320	to	$10.788914	$40,007,932	1.25%	to	1.75%	—%	to	—%	5.54%	to	6.07%
2022♦	4,018,956	$10.137168	to	$10.171977	$42,067,727	1.25%	to	1.75%	—%	to	—%	1.37%	to	1.72%
Guardian Integrated Research VIP Fund
2024	234,328	$12.404847	to	$12.605521	$2,946,736	1.25%	to	1.75%	—%	to	—%	23.65%	to	24.28%
2023	306,269	$10.031984	to	$10.143246	$3,201,618	1.25%	to	1.75%	—%	to	—%	22.14%	to	22.75%
2022♦	338,038	$8.213627	to	$8.263267	$2,880,860	1.25%	to	1.75%	—%	to	—%	(22.51)%	to	(22.12)%
Guardian Large Cap Disciplined Growth VIP Fund
2024	117,483	$12.321015	to	$12.420242	$1,455,424	1.25%	to	1.50%	—%	to	—%	26.87%	to	27.19%
2023	168,158	$9.711543	to	$9.765222	$1,665,216	1.25%	to	1.50%	—%	to	—%	39.76%	to	40.11%
2022	132,219	$6.927755	to	$6.969629	$939,641	1.25%	to	1.75%	—%	to	—%	(32.70)%	to	(32.37)%
2021♦	150,014	$10.294543	to	$10.304993	$1,575,424	1.25%	to	1.75%	—%	to	—%	2.95%	to	3.05%
Guardian Short Duration Bond VIP Fund
2024	313,651	$10.226961	to	$10.295985	$3,228,718	1.25%	to	1.50%	—%	to	—%	3.15%	to	3.41%
2023	351,933	$9.914817	to	$9.956726	$3,562,527	1.25%	to	1.50%	—%	to	—%	2.54%	to	2.79%
2022♦	374,160	$9.669586	to	$9.686180	$3,685,004	1.25%	to	1.50%	—%	to	—%	(3.30)%	to	(3.14)%
Guardian Strategic Large Cap Core VIP Fund
2024	160,059	$12.720087	to	$12.822528	$2,049,670	1.25%	to	1.50%	—%	to	—%	17.93%	to	18.23%
2023	180,531	$10.785712	to	$10.845323	$1,966,288	1.25%	to	1.50%	—%	to	—%	18.35%	to	18.65%
2022	219,934	$9.085744	to	$9.140615	$2,019,091	1.25%	to	1.75%	—%	to	—%	(11.65)%	to	(11.20)%
2021♦	246,607	$10.283284	to	$10.293726	$2,539,056	1.25%	to	1.75%	—%	to	—%	2.83%	to	2.94%
Guardian U.S. Government Securities VIP Fund
2024	64,767	$9.195992	to	$9.270058	$599,756	1.25%	to	1.50%	—%	to	—%	0.21%	to	0.46%
2023	103,002	$9.176925	to	$9.227645	$981,066	1.25%	to	1.50%	—%	to	—%	2.48%	to	2.73%
2022	106,795	$8.955107	to	$8.982113	$1,005,965	1.25%	to	1.50%	—%	to	—%	(9.65)%	to	(9.42)%
2021♦	124,422	$9.911558	to	$9.916595	$1,264,119	1.25%	to	1.50%	—%	to	—%	(0.88)%	to	(0.83)%
Janus Henderson VIT Research Portfolio
2024	102,978	$43.748190	to	$47.094043	$4,801,219	1.25%	to	1.50%	0.03%	to	0.03%	24.12%	to	43.48%
2023	113,391	$32.823710	to	$35.245537	$4,053,111	1.25%	to	1.50%	0.14%	to	0.14%	41.03%	to	41.38%
2022	127,018	$23.274509	to	$24.929343	$3,210,385	1.25%	to	1.50%	0.70%	to	0.70%	(30.94)%	to	(30.77)%
2021	141,551	$33.702192	to	$36.008103	$5,164,323	1.25%	to	1.50%	0.14%	to	0.14%	18.53%	to	18.83%
2020	172,875	$28.432981	to	$30.302448	$5,174,740	1.25%	to	1.50%	0.54%	to	0.54%	30.96%	to	31.29%
Victory 500 Index VIP Series
2024	189,974	$45.200177	to	$48.158173	$9,077,045	1.25%	to	1.50%	1.16%	to	1.25%	23.08%	to	23.39%
2023	244,023	$36.722879	to	$39.028064	$10,220,977	1.25%	to	1.50%	1.35%	to	1.35%	25.04%	to	25.35%
2022	266,997	$26.467838	to	$31.134132	$9,004,449	1.25%	to	1.75%	1.17%	to	1.17%	(20.76)%	to	(20.36)%
2021	320,047	$33.402860	to	$39.095452	$13,445,081	1.25%	to	1.75%	1.50%	to	1.50%	25.21%	to	25.84%
2020	353,457	$26.677365	to	$31.067947	$10,896,847	1.25%	to	1.75%	2.01%	to	2.01%	18.03%	to	18.63%
Victory High Yield VIP Series
2024	66,156	$26.902081	to	$28.662672	$1,878,345	1.25%	to	1.50%	9.19%	to	9.32%	6.79%	to	7.06%
2023	71,930	$25.190840	to	$26.772174	$1,918,582	1.25%	to	1.50%	7.02%	to	7.02%	9.75%	to	10.02%
2022	89,085	$22.953783	to	$24.333707	$2,203,814	1.25%	to	1.50%	6.75%	to	6.75%	(14.85)%	to	(14.63)%
2021	104,266	$26.956031	to	$28.505102	$3,028,960	1.25%	to	1.50%	7.03%	to	7.03%	4.27%	to	4.53%
2020	119,145	$25.852622	to	$27.269934	$3,208,811	1.25%	to	1.50%	6.89%	to	6.89%	6.31%	to	6.57%
Victory RS International VIP Series
2024	380,136	$18.166544	to	$29.829866	$11,108,954	1.25%	to	1.75%	2.77%	to	2.95%	3.66%	to	4.18%
2023	428,364	$17.525533	to	$28.633213	$12,126,919	1.25%	to	1.75%	2.69%	to	2.69%	17.93%	to	18.52%
2022	490,786	$14.860978	to	$24.158668	$11,678,905	1.25%	to	1.75%	2.66%	to	2.66%	(17.28)%	to	(16.87)%
2021	549,649	$17.965584	to	$29.059738	$15,804,166	1.25%	to	1.75%	2.32%	to	2.32%	12.37%	to	12.94%
2020	600,261	$15.987519	to	$25.731066	$15,052,682	1.25%	to	1.75%	2.72%	to	2.72%	4.38%	to	4.90%
Victory RS Large Cap Alpha VIP Series
2024	1,637,795	$26.937618	to	$45.382464	$73,244,295	1.25%	to	1.75%	1.30%	to	1.36%	19.42%	to	20.02%
2023	1,840,624	$22.557863	to	$37.813547	$70,056,665	1.25%	to	1.75%	1.27%	to	1.27%	11.71%	to	12.27%
2022	2,067,545	$20.193719	to	$33.681556	$69,992,377	1.25%	to	1.75%	1.36%	to	1.36%	(6.00)%	to	(5.53)%
2021	2,286,884	$21.483102	to	$35.653171	$81,684,256	1.25%	to	1.75%	1.17%	to	1.17%	21.34%	to	21.95%
2020	2,583,215	$17.705131	to	$29.236616	$74,247,153	1.25%	to	1.75%	1.33%	to	1.33%	(2.18)%	to	(1.69)%
Victory RS Small Cap Growth Equity VIP Series
2024	291,902	$44.115004	to	$57.762774	$16,754,572	1.25%	to	1.75%	—%	to	—%	9.87%	to	10.42%
2023	307,681	$40.153619	to	$52.312571	$16,441,614	1.25%	to	1.75%	—%	to	—%	18.31%	to	18.90%
2022	340,142	$33.940723	to	$43.997609	$15,298,627	1.25%	to	1.75%	—%	to	—%	(37.47)%	to	(37.16)%
2021	375,761	$54.279608	to	$70.011167	$26,893,342	1.25%	to	1.75%	—%	to	—%	(11.99)%	to	(11.55)%
2020	432,043	$61.676186	to	$79.154033	$33,993,514	1.25%	to	1.75%	—%	to	—%	35.65%	to	36.33%
Victory Sophus Emerging Markets VIP Series
2024	160,001	$34.016413	to	$41.222192	$5,478,273	1.25%	to	1.50%	2.68%	to	2.85%	3.66%	to	3.92%
2023	166,930	$32.734288	to	$39.768172	$5,606,297	1.25%	to	1.50%	3.07%	to	3.07%	9.37%	to	9.65%
2022	189,365	$28.131629	to	$29.854782	$5,779,059	1.25%	to	1.75%	0.78%	to	0.78%	(23.82)%	to	(23.43)%
2021	212,608	$36.926381	to	$38.992393	$8,443,532	1.25%	to	1.75%	1.18%	to	1.18%	(6.08)%	to	(5.61)%
2020	227,758	$39.318525	to	$41.311002	$9,472,685	1.25%	to	1.75%	2.06%	to	2.06%	14.14%	to	14.71%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2024 and through April 17, 2025, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account E

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of The Guardian Separate Account E indicated in the table below as of December 31, 2024, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of The Guardian Separate Account E as of December 31, 2024, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Gabelli Capital Asset Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Equity & Income Fund

Invesco V.I. Government Securities Fund

AB VPS Sustainable Global Thematic Portfolio

Davis Financial Portfolio

Davis Real Estate Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Mid Cap Portfolio

Fidelity® VIP Government Money Market Portfolio

Templeton Growth VIP Fund

Janus Henderson VIT Enterprise Portfolio

Janus Henderson VIT Forty Portfolio

Janus Henderson VIT Research Portfolio

Janus Henderson VIT Global Research Portfolio

MFS® Growth Series

MFS® New Discovery Series

MFS® Total Return Series

Guardian Integrated Research VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian U.S. Government Securities VIP Fund

Guardian All Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of The Guardian Separate Account E based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of The Guardian Separate Account E in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2025

We have served as the auditor of one or more of the sub-accounts of The Guardian Separate Account E since 1997.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, www.pwc.com/us

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